U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

March 31, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	GLOBAL BETA ETF TRUST (the “Trust”)
Securities Act Registration No.: 333-232249
Investment Company Act Registration No.: 811-23450

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the Global Beta Smart Income ETF, the Global Beta Low Beta ETF, and the Global Beta Rising Stars ETF (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Funds dated March 31, 2021, and filed electronically as Post-Effective Amendment No. 6 under the 1933 Act and Amendment No. 8 under the 1940 Act, to the Trust’s Registration Statement on Form N-1A on March 26, 2021.
If you have any questions or require further information, please contact Isabella Zoller at isabella.zoller@usbank.com.

Very truly yours,

/s/ Isabella K .Zoller
Isabella K. Zoller
U.S. Bank Global Fund Services
as Administrator of the Trust